Asset Retirement Obligations - Summary of Changes to Asset Retirement Obligation (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year	$ 727,336	$ 767,540
Additions		42,197
Disposition	(165,325)
Revisions		(143,268)
Accretion	(48,250)	(60,867)	(44,578)
Balance, end of year	627,072	727,336	767,540
Current portion for cash flows expected to be incurred within one year	260,482	205,700
Long-term portion, end of year	$ 366,590	$ 521,636